Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of other provisions

	Restructuring programmes £m	Other provisions £m	Total £m
As at 1 January 2023	(36)	(61)	(97)
Exchange adjustments	1	2	3
Charge for the period	(87)	(30)	(117)
Reversed unused	4	3	7
Utilised	25	10	35
Other movements	(1)	1	–
As at 31 December 2023	(94)	(75)	(169)
Exchange adjustments	2	1	3
Charge for the period	(95)	(38)	(133)
Reversed unused	7	8	15
Utilised	76	33	109
As at 31 December 2024	(104)	(71)	(175)

	2024 £m	2023 £m
To be settled within one year	(118)	(130)
To be settled after one year	(57)	(39)
Total provisions	(175)	(169)